Summary of Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Service line and timing of revenue recognition
Net revenues	$ 28,023	$ 18,584	$ 8,987
Revenues recognized at a point in time
Service line and timing of revenue recognition
Net revenues	28,023	18,584	8,987
Wealth Management
Service line and timing of revenue recognition
Net revenues	24,104	15,632	6,790
Wealth Management | Revenues recognized at a point in time
Service line and timing of revenue recognition
Net revenues	24,104	15,632	6,790
Asset Management
Service line and timing of revenue recognition
Net revenues	3,919	2,952	2,197
Asset Management | Revenues recognized at a point in time
Service line and timing of revenue recognition
Net revenues	$ 3,919	$ 2,952	$ 2,197